Note 4 - Inventories: Schedule of Inventory, Current (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Inventory, Current
06/30/2012
Raw materials	$2,276
Finished goods	2,604
Less reserve for obsolete inventory	(2,275)
Inventories	$2,605